Investments in affiliates	12 Months Ended
Dec. 31, 2016
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Investments in and Advances to Affiliates, Schedule of Investments [Text Block]
7. Investments in affiliates

Investments accounted for under the cost method of accounting

Shanghai Yimeng Software Technology Co., Ltd. (“Yimeng”) was established with the shareholding of 51% by the Group and 49% by Shanghai Yimeng Digital Technology Co., Ltd. on December 28, 2005. After the series of the capital contributions from third-parties and the selling of the equity shares held by Group, the Group's equity interests in Yimeng were diluted to 12.9% as of December 31, 2014. The Group exerted no significant influence in Yimeng and recorded the investment at cost of approximately $ 6,996,949 as of December 31, 2014. On July 29, 2015, Yimeng became listed on China National Equities Exchange and Quotations (“NEEQ”). Upon such listing, the Group has reclassified this investment as available-for-sale securities. (Refer to Note 8)

On August 10, 2016, the Group acquired 5% of the then fully diluted share capital of ClearCut Corporation, or ClearCut, a Delaware corporation, for cash of US$150,000. The Group exerted no significant influence in Clearcut and accounted for this investment using the cost method of accounting. Our equity in losses of ClearCut in 2016 was $150,000, and were recognized in equity in losses of affiliates in the consolidated statements of operations.

Investments accounted for under the equity method of accounting

In January 2010, Shanghai An-Nai-Chi, a company which previously was a 51.0% equity-owned consolidated subsidiary of the Group, received a cash injection of $1.5 million from a third party of the Group. After the cash injection, the Group retained 33.2% equity interests in Shanghai An-Nai-Chi and no longer had control in Shanghai An-Nai-Chi. As the Group holds one out of five board seats on the Board of Shanghai An-Nai-Chi and has significant influence over financial and operating decision-making after deconsolidation, the Group accounts for the retained 33.2% equity interests using the equity method of accounting. The retained investment was re-measured at fair value of $1.1 million on the date the Group deconsolidated Shanghai An-Nai-Chi. The carrying amount of the investment in Shanghai An-Nai-Chi has been reduced to zero since December 31, 2011. The Group did not recognize any equity in losses of Shanghai An-Nai-Chi through 2012 and 2016 as the Group has no obligation to fund additional losses.

On December 31, 2012, the Group acquired 9.3% of the equity interests in China Branding Company Limited (“CBG”) for cash of $1.3 million. Mr. Robert W. Roche, Acorn’s co-founder and current executive chairman and CEO, individually holds an additional 7.6% equity interests in CBG and holds one out of five board seats of CBG and accordingly, Mr. Roche is able to exercise significant influence through his participation on the Board of Directors. As such, management believes that it can exercise significant influence over CBG through the Group’s direct equity investment, the Group’s indirect investment through Mr. Roche’s equity interest, and Mr. Roche’s significant influence over CBG. Therefore, the Group accounts for this investment using the equity method of accounting. In February 2013, the Group’s investment in CBG decreased from 9.3% to 8.7% as a result of dilution due to issuance of additional shares by CBG to a new investor, which was accounted for as if the Group sold 0.6% equity interests in CBG, and the gains from this dilution was immaterial. Starting from incorporated, CBG suffered operational losses and the Group recognized equity in losses of CBG $235,161 and $226,780 in 2014 and 2015 , respectively. In 2016, a law firm filed a winding up petition seeking to wind up CBG with the Grand Court of the Cayman Islands and then CBG was deregistered. Our investment in CBG amounted to $718,121 was recognized as equity in losses of affiliates in the consolidated statements of operation.